Oct. 29, 2016
08.31 Fidelity Balanced Fund Retail PRO-05 | Fidelity® Balanced Fund
  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.